Discontinued Operations and Assets Held for Sale	12 Months Ended
Jun. 30, 2011
Discontinued Operations and Assets Held for Sale
Discontinued Operations and Assets Held for Sale

5. DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

CareFusion

We are a party to a transition services agreement and a tax matters agreement with CareFusion, among other agreements. We have determined that the continuing cash flows generated by these agreements do not constitute significant continuing involvement in the operations of CareFusion. Accordingly, the operating results of CareFusion are presented within discontinued operations for all periods presented through the date of the Spin-Off.

The results of CareFusion included in discontinued operations for fiscal 2011, 2010 and 2009 are summarized as follows:

	Fiscal Year Ended June 30,
(in millions)	2011 (1)	2010 (2)	2009
Revenue	$0.0	$592.1	$3,520.9
Earnings before income taxes	0.3	43.7	507.2
Income tax expense	(8.0)	(28.7)	(122.6)
Earnings/(loss) from discontinued operations	(7.7)	15.0	384.6

(1)	Reflects subsequent changes in certain estimates made at the time of the Spin-Off.
(2)	Reflects the results of CareFusion through August 31, 2009, the date the Spin-Off was completed, and subsequent changes in certain estimates made at the time of the Spin-Off.

Interest expense was allocated to historical periods considering the debt issued by CareFusion in connection with the Spin-Off and our overall debt balance. In addition, a portion of the corporate costs previously allocated to CareFusion have been reclassified to the remaining two segments.

The following table summarizes the interest expense allocated to discontinued operations for CareFusion during fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Interest expense allocated to CareFusion	$0.0	$12.8	$75.2

There were no assets and liabilities from businesses held for sale for CareFusion at June 30, 2011 or 2010. Cash flows from discontinued operations are presented separately on the consolidated statements of cash flows.

Other

During the fourth quarter of fiscal 2007, we sold our businesses within the former Pharmaceutical Technologies and Services segment, other than certain generic-focused businesses (the "PTS Business"). See Note 7 of the "Notes to Consolidated Financial Statements" from the Annual Report on Form 10-K for the fiscal year ended June 30, 2009 for information regarding the sale of the PTS Business. We incurred minor amounts of activity related to the PTS Business during fiscal 2009 as a result of changes in certain estimates made at the time of the sale, activity under a transition services agreement and other adjustments.

During the fourth quarter of fiscal 2009, we committed to plans to sell the United Kingdom-based Martindale injectable manufacturing business ("Martindale") within our Pharmaceutical segment, and Martindale met the criteria for classification as discontinued operations in the consolidated financial statements. During the fourth quarter of fiscal 2010, we completed the sale of Martindale resulting in a pre-tax gain of $36.3 million. Accordingly, the net assets of Martindale are presented separately as discontinued operations, and the operating results of Martindale are presented within discontinued operations for all periods presented through the date of sale.

During the fourth quarter of fiscal 2009, we also committed to plans to sell SpecialtyScripts within our Pharmaceutical segment, and SpecialtyScripts met the criteria for classification as held for sale in our consolidated financial statements. During the third quarter of fiscal 2010, we completed the sale of SpecialtyScripts. The results of SpecialtyScripts are reported within earnings from continuing operations on our consolidated statements of earnings through the date of sale because it did not satisfy the criteria for classification as discontinued operations.

The results included in discontinued operations of the PTS business for fiscal 2010 and 2009, and Martindale for fiscal 2011, 2010 and 2009, are summarized as follows:

	Fiscal Year Ended June 30,
(in millions)	2011 (1)	2010	2009
Revenue	$0.0	$99.1	$100.5
Earnings before income taxes	0.5	47.0	17.4
Income tax expense	0.0	(6.8)	(8.6)
Earnings from discontinued operations	0.5	40.2	8.8

(1)	Reflects subsequent changes in certain estimates made at the time of sale.

There were no assets and liabilities from businesses held for sale for PTS Business, Martindale or SpecialtyScripts at June 30, 2011 and 2010.